Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 6,247	$ 9,747
Maximum exposure to loss related to involvement with variable interest entity	7,700
Variable interest entity cash deposit to cover contingency	3,800
Non-cancelable purchase obligations for goods	44,000
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 39,000